DISCONTINUED OPERATIONS - Results of Operations from Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Discontinued Operations	Dec. 31, 2012 Discontinued Operations	Dec. 31, 2011 Discontinued Operations
Interest income	$ 42,073		$ 47,486		$ 62,824		$ 61,332		$ 59,186		$ 72,947		$ 77,956		$ 72,862		$ 213,715		$ 282,951		$ 15,095	$ 27,508	$ 1,260
Interest expense	24,119		20,555		21,998		22,710		21,886		28,411		29,462		30,165		89,382		109,924		1,591
Net interest income	17,954		26,931		40,826		38,622		37,300		44,536		48,494		42,697		124,333		173,027		13,504	27,508	1,260
Other Revenues
Advertising income																					38,757
Circulation income																					16,649
Commercial printing and other income																					6,231
Rental income																	74,936		17,081				136
Total other revenues																					61,637		136
Other Income (Loss)
Change in fair value of investments in excess mortgage servicing rights																	3,894		9,023		3,894
Change in fair value of investments in equity method investees																	19,170				885
Equity income in Local Media Group																					1,870
Equity from investments in equity method investees																	(97)				18,286
Other income, net - Note 2																	13,367		5,312		(2,415)	17,421	428
Total other income (loss)	14,731	[1]	6,710	[1]	8,090	[1]	5,770	[1]	4,632	[1]	234,008	[1]	(4,882)	[1]	28,536	[1]	35,301	[1]	262,294	[1]	22,520	17,421	428
Expenses
Property operating expenses	21,142		15,804		8,409		8,363		7,443		5,043		232		225		53,718		12,943		15	26	177
Media operating expenses																					49,092
General and administrative expenses																	36,775		17,247		4,004	5,735	1,086
Depreciation and amortization																					3,845
Income tax expense	(175)		1,213														1,038				1,062
Operating Expenses																	152,990		66,118		58,018	5,761	1,263
Income from discontinued operations	$ 5,255		$ (1,341)		$ 25,581		$ 10,148		$ 18,461		$ 10,974		$ 6,620		$ 3,113		$ 39,643		$ 39,168		$ 39,643	$ 39,168	$ 561

[1]	Including equity in earnings of unconsolidated subsidiaries.